Warrants - Series C Warrants - Additional Information (Detail) - USD ($) $ / shares in Billions		1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	Aug. 25, 2015	Jun. 30, 2015	Feb. 28, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Class Of Warrant Or Right [Line Items]
Warrants Exercisable				94,553		13,219,597	13,219,597	13,219,597
Proceeds from exercise of warrants				$ 0	$ 1,335,950		$ 1,449,850	$ 3,161,220
Shares, new Issues			2,724,000
Warrants outstanding				67,640,513		13,219,597	67,735,066	13,219,597
Payments for Repurchase of Warrants				$ 0	$ 314,879		$ 314,879	$ 0
Series E Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Shares, new Issues								14,750
Conversion of Stock, Shares Converted							13,967	2,650,403
Common Stock
Class Of Warrant Or Right [Line Items]
Shares, new Issues							32	0
Share issued upon exercise of option							0	0
Common Stock | Series E Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Conversion of Stock, Shares Converted								2,650,403
Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable			26			5,229,973	5,229,973	5,229,973
Number of preferred units separated	2,676,000	48,000
Warrants exercised		384,000
Proceeds from exercise of warrants		$ 979,200
Shares, new Issues		1						118,000
Warrants Issued	21,408,000
Cashless exercise of Warrants							5,229,973	15,630,027
Issuance of common stock upon exercise of warrants under cashless exercise provision						12		12
Share issued upon exercise of option							1
Warrants outstanding						5,229,973	47,528	5,229,973
Payable on exercise of warrants under cashless exercise provision						$ 11,700,000		$ 11,700,000
Class Of Warrant Or Right Cashless Exercise Of Warrants							5,091,815
Payments for Repurchase of Warrants							$ 314,879
Conversion of Stock, Shares Converted							138,158
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.2
Warrant Expiration Period			5 years
Series C Warrant | Underwriter Purchase Options
Class Of Warrant Or Right [Line Items]
Options exercised								14,750
Proceeds from Options Exercised								$ 162,250
Share issued upon exercise of option								1
Warrant or Right, Issued in Period								118,000
Series C Warrant | Series E Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Shares, new Issues	2,676,000
Series C Warrant | Common Stock
Class Of Warrant Or Right [Line Items]
Shares, new Issues						12	1
Cashless exercise of Warrants						15,128,027